Revenue Recognition - Future Minimum Lease Cash Flows (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
2022	$ 720,578
2023	457,149
2024	249,872
2025	119,425
2026	45,623
2027 and beyond	55,419
Total	$ 1,648,066